DREYFUS CASH MANAGEMENT PLUS, INC.
LETTER TO SHAREHOLDERS
Dear Shareholder:
    The Federal Reserve Board relaxed its policy of monetary restraint in July 1995 when it modestly lowered the Fed Funds rate. This reduction ended the upward pressure on short-term rates that had prevailed since the beginning of 1994. The Fed's restraint was based on concern about a resurgence of inflation, given the strong economic news then prevailing. But in July, reports indicated a significant weakening trend in the economy. The July reduction in the Fed Funds rate signaled that economic growth issues outweighed, for a time, Federal Reserve fears of a resurgence of inflation. The Fed's easing was limited to a lowering of the Fed Funds rate by 25 basis points; the discount rate remained at 5.25% - its level for most of 1995. For its annual reporting period ended September 30, 1995. Dreyfus Cash Management Plus, Inc.'s yield provided by Class A shares was 5.71%. The effective yield for Class A shares was 5.86% after taking into account the effect of compounding.* For Class B shares, the corresponding yields were 5.46% and 5.60%.*
THE ECONOMY
    The Fed easing was triggered by concern about the weakening economy. Economic reports indicated flagging home and auto sales, and new home construction weakened from earlier this year. Furthermore, rising business inventories (a frequent harbinger of a business slowdown) and weakening retail sales lent additional credibility to the case for easier credit conditions. By midyear jobless claims were also on the rise, a particularly politically sensitive indicator made even more so by the coming Presidential election year. In anticipation of the Federal Reserve Board's reaction to these economic indicators, and in an effort to provide attractive yields, we chose to extend the average maturity of your Fund's portfolio. Since the early summer easing, economic signals have remained mixed and inflationary expectations have remained subdued. Accordingly, interest rates have stabilized.
THE MARKET AND THE PORTFOLIO
    Your Fund was managed in an environment of declining interest rates during its fiscal period. Nonetheless, by carrying fairly long average maturities, we were able to provide rewarding yields in a declining rate environment.
    The next few months should prove pivotal for the short-term market, the direction of the economy, deficit reduction and, of course, potential changes in monetary policy. The money market has been very sensitive to the changing U.S. economy, and given the relatively mixed signals regarding economic strength, we intend to remain cautious and flexible, at all times trying to anticipate and take advantage of any market moves.
    As always, investments in Dreyfus Cash Management Plus, Inc. are limited to high quality issuers and include a broad range of very liquid instruments.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope you find them informative. Please know that we greatly appreciate your continued confidence in the Fund and in Dreyfus.
                              Sincerely,
                          [Patricia A. Larkin signature logo]
                              Patricia A. Larkin
                              Portfolio Manager
October 9, 1995
New York, N.Y.
*Effective yield is based upon dividends declared daily and reinvested monthly.

DREYFUS CASH MANAGEMENT PLUS, INC.
STATEMENT OF INVESTMENTS                                                                  SEPTEMBER 30, 1995
                                                                                                    PRINCIPAL
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT-43.6%                                                         AMOUNT           VALUE
                                                                                               ----------------  ---------------
Bank of Tokyo Ltd. (Yankee)
    5.94%-5.95%, 12/5/95-1/16/96............................................                    $   200,000,000    $ 200,000,889
Bayerische Landesbank Girozentrale (London)
    5.65%, 10/5/95..........................................................                         45,000,000       45,001,374
Bayerische Vereinsbank AG (London)
    6.02%-6.16%, 7/17/96-8/27/96............................................                          314,000,000   314,000,000
Canadian Imperial Bank of Commerce (London)
    6.04%-6.09%, 7/29/96-8/14/96............................................                         200,000,000    200,000,000
Commerzbank AG (Yankee)
    6.33%-6.39%, 10/10/95-3/8/96............................................                         27,000,000       27,024,034
Dai-Ichi Kangyo Bank Ltd. (London)
    5.79%-6.46%, 10/12/95-5/7/96............................................                         170,000,000    170,003,064
Dai-Ichi Kangyo Bank Ltd. (Yankee)
    5.98%-6.50%, 12/20/95-1/2/96............................................                         65,000,000       65,029,385
Deutsche Bank AG (London)
    6.02%, 8/16/96..........................................................                         75,000,000       75,000,000
Dresdner Bank AG (Yankee)
    6.30%, 3/29/96..........................................................                         10,000,000       10,011,278
Industrial Bank of Japan Ltd. (Yankee)
    5.82%-5.98%, 12/6/95-1/22/96............................................                         180,000,000    180,001,225
Mitsubishi Bank Ltd. (London)
    5.77%-5.89%, 10/12/95-12/13/95..........................................                         145,000,000    145,000,955
Mitsubishi Bank Ltd. (Yankee)
    6.11%-6.57%, 12/8/95-1/31/96............................................                         104,000,000    104,113,766
Sanwa Bank Ltd. (London)
    5.80%-5.93%, 10/13/95-7/12/96...........................................                         80,000,000      80,000,197
Sanwa Bank Ltd. (Yankee)
    5.83%-6.52%, 11/10/95-1/24/96...........................................                         164,000,000    163,997,686
Societe Generale (London)
    6.08%, 8/15/96..........................................................                         100,000,000     99,997,428
Societe Generale (Yankee)
    6.30%-6.42%, 12/15/95-3/22/96...........................................                         60,000,000       60,019,544
Sumitomo Bank Ltd. (Foreign)
    5.97%, 12/5/95..........................................................                         30,000,000       30,001,442
Sumitomo Bank Ltd. (Yankee)
    5.97%-6.12%, 12/5/95-1/2/96.............................................                    $   105,000,000    $ 105,000,911
                                                                                                                    ------------
TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
    (cost $2,074,203,178)...................................................                                      $2,074,203,178
                                                                                                                  ==============

DREYFUS CASH MANAGEMENT PLUS, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                          SEPTEMBER 30, 1995
                                                                                                    PRINCIPAL
BANKERS' ACCEPTANCES-1.8%                                                                             AMOUNT           VALUE
                                                                                             ----------------  ----------------
Bank of Tokyo Ltd. (Yankee)
    5.77%-5.99%, 10/20/95-12/11/95..........................................                  $     47,250,000     $ 46,902,370
Dai-Ichi Kangyo Bank Ltd. (Yankee)
    5.80%-6%, 11/28/95-2/7/96...............................................                         35,000,000       34,464,429
Sanwa Bank Ltd. (Yankee)
    5.94%, 1/17/96..........................................................                         5,000,000        4,912,850
                                                                                                                   ------------
TOTAL BANKERS' ACCEPTANCES
    (cost $86,279,649)......................................................                                       $ 86,279,649
                                                                                                                   =============
COMMERCIAL PAPER-10.4%
Abbey National North America
    6.50%, 1/2/96...........................................................                   $     50,000,000      $ 49,199,167
Bankers Trust New York Corp.
    5.81%, 3/15/96..........................................................                         25,000,000       24,349,833
Chrysler Financial Corp.
    5.94%-6%, 11/22/95-12/1/95..............................................                         55,000,000       54,493,556
General Motors Acceptance Corp.
    5.80%-6.36%, 10/13/95-2/26/96...........................................                         56,000,000       55,278,188
Lehman Brothers Holdings Inc.
    5.90%, 6/7/96 (a).......................................................                         50,000,000       50,000,000
Merrill Lynch & Co. Inc.
    6.19%, 2/2/96...........................................................                         60,000,000       58,776,533
Mitsubishi Motor Credit of America
    5.86%-5.92%, 10/25/95-1/19/96 (b).......................................                         65,000,000       64,406,897
Sears Roebuck Acceptance Corp.
    6.40%, 10/2/95..........................................................                         10,000,000         9,998,278
Spintab AB
    5.85%-6.11%, 10/20/95-12/27/95..........................................                         80,000,000       79,221,070
SwedBank Inc.
    5.89%, 12/18/95.........................................................                         50,000,000       49,378,708
                                                                                                                      ----------
TOTAL COMMERCIAL PAPER
    (cost $495,102,230).....................................................                                       $ 495,102,230
                                                                                                                     ============

CORPORATE NOTES-17.6%
Avco Financial Services Inc.
    6.03%, 4/1/96 (a).......................................................                    $     90,000,000    $ 90,000,000
Bear Stearns Companies Inc.
    5.46%-6.06%, 1/26/96-6/10/96 (a)........................................                         145,000,000     145,000,000
Comerica Bank
    5.90%, 7/26/96 (a)......................................................                         50,000,000       49,998,795

DREYFUS CASH MANAGEMENT PLUS, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                             SEPTEMBER 30, 1995
                                                                                                   PRINCIPAL
CORPORATE NOTES (CONTINUED)                                                                           AMOUNT           VALUE
                                                                                               ----------------  ----------------
General Electric Capital Corp.
    6.03%-6.10%, 2/9/96-4/12/96 (a).........................................                     $   105,000,000   $ 104,990,319
Lehman Brothers Holdings Inc.
    6.20%, 5/16/96 (a)......................................................                         100,000,000    100,000,000
Merrill Lynch & Co. Inc.
    5.95%-6.14%, 3/13/96-9/24/96 (a)........................................                         150,000,000    149,987,073
PHH Corp.
    5.91%, 8/19/96 (a)......................................................                         100,000,000     99,981,637
Westdeutsche Landesbank Girozentrale
    5.94%, 12/13/95.........................................................                         98,500,000       98,703,180
                                                                                                                    ------------
TOTAL CORPORATE NOTES
    (cost $838,661,004).....................................................                                       $838,661,004
                                                                                                                   ============
PROMISSORY NOTES-4.7%
Goldman Sachs Group L.P.
    5.81%-6.15%, 11/7/95-1/18/96 (c,d)
    (cost $223,000,000).....................................................                     $   223,000,000   $ 223,000,000
                                                                                                                   ============
SHORT-TERM BANK NOTES-7.7%
First National Bank of Boston
    5.94%-5.97%, 7/5/96-7/12/96 (a).........................................                    $   265,000,000    $ 265,000,000
Morgan Guaranty Trust Co.
    5.95%, 7/18/96..........................................................                         50,000,000       50,000,000
NationsBank of Texas
    6.15%, 8/28/96..........................................................                         50,000,000       50,000,000
                                                                                                                    ------------
TOTAL SHORT-TERM BANK NOTES
    (cost $365,000,000).....................................................                                       $ 365,000,000
                                                                                                                   ============
U.S. GOVERNMENT AGENCY-12.0%
Federal Farm Credit Banks, Floating Rate Notes
    6.05%, 9/30/96 (a)......................................................                   $     20,000,000    $ 20,000,000
Federal Home Loan Banks, Floating Rate Notes
    5.96%, 7/10/97 (a)......................................................                        200,000,000     200,000,000
Federal National Mortgage Association, Floating Rate Notes
    5.85%-6.21%, 2/14/97-6/19/98 (a)........................................                    $   350,000,000   $ 349,896,710
                                                                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY
    (cost $569,896,710).....................................................                                      $ 569,896,710
                                                                                                                   ============
TIME DEPOSITS-3.0%
Fleet Bank of New York N.A. (Cayman)
    6.50%, 10/2/95
    (cost $142,256,000).....................................................                   $   142,256,000   $ 142,256,000
                                                                                                                   ============

DREYFUS CASH MANAGEMENT PLUS, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                        SEPTEMBER 30, 1995
                                                                                                   PRINCIPAL
                                                                                                     AMOUNT          VALUE
                                                                                            ----------------    ----------------
TOTAL INVESTMENTS
    (cost $4,794,398,771).........................................                                 100.8%         $4,794,398,771
                                                                                                   ======         ==============

LIABILITIES, LESS
    CASH AND RECEIVABLES..........................................                                  (.8%)       $    (36,910,666)
                                                                                                   ======         ==============
NET ASSETS  .................................................                                       100.0%         $4,757,488,105
                                                                                                   ======         ==============
NOTES TO STATEMENT OF INVESTMENTS:
    (a)  Variable interest rate - subject to periodic change.
    (b)  Backed by an irrevocable letter of credit.
    (c)  This note was acquired for investment, not with the intent to distribute or sell.
    (d)  Securities restricted as to public resale. These securities were acquired from 4/10/95 to 9/11/95 at a cost of par value.  At September
    30, 1995, the value of these securities is $223 million, representing approximately 4.7% of net assets and are valued at amortized cost.


See notes to financial statements.

DREYFUS CASH MANAGEMENT PLUS, INC.
STATEMENT OF ASSETS AND LIABILITIES                                                               SEPTEMBER 30, 1995
ASSETS:
    Investments in securities, at value-Note 1(a)...........................                                      $4,794,398,771
    Interest receivable.....................................................                                         48,473,075
                                                                                                                  --------------
                                                                                                                   4,842,871,846
LIABILITIES:
    Due to The Dreyfus Corporation..........................................                   $  1,054,396
    Due to Custodian........................................................                     54,255,272
    Due to Distributor......................................................                         74,073
    Payable for investment securities purchased.............................                     30,000,000           85,383,741
                                                                                               ------------        -------------
NET ASSETS  ................................................................                                      $4,757,488,105
                                                                                                                  ==============
REPRESENTED BY:
    Paid-in capital.........................................................                                      $4,758,411,328
    Accumulated net realized (loss) on investments..........................                                            (923,223)
                                                                                                                  --------------
NET ASSETS at value.........................................................                                       $4,757,488,105
                                                                                                                  ==============
Shares of Common Stock outstanding:
    Class A Shares
      (15 billion shares of $.001 par value shares authorized)..............                                        4,405,908,812
                                                                                                                  ==============
    Class B Shares
      (15 billion shares of $.001 par value shares authorized)..............                                         352,502,516
                                                                                                                  ==============
NET ASSET VALUE per share:
    Class A Shares
      ($4,404,988,961 / 4,405,908,812 shares)...............................                                               $1.00
                                                                                                                           =====
    Class B Shares
      ($352,499,144 / 352,502,516 shares)...................................                                               $1.00
                                                                                                                           =====


STATEMENT OF OPERATIONS                                                                     YEAR ENDED SEPTEMBER 30, 1995
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                       $ 240,739,171
    EXPENSES:
      Management fee-Note 2(a)..............................................                    $  8,013,464
      Distribution fees (Class B shares)-Note 2(b)..........................                         245,822
                                                                                                ------------
          TOTAL EXPENSES....................................................                                         8,259,286
                                                                                                                    ----------
INVESTMENT INCOME-NET.......................................................                                         232,479,885
NET REALIZED GAIN ON INVESTMENTS--Note 1(b).................................                                              61,322
                                                                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                       $ 232,541,207
                                                                                                                   =============

See notes to financial statements.

DREYFUS CASH MANAGEMENT PLUS, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                                                                          YEAR ENDED SEPTEMBER 30,
                                                                                  ---------------------------------------
                                                                                         1994               1995
                                                                                  ------------------        ------------------
OPERATIONS:
    Investment income-net...............................................                $ 92,366,365               $ 232,479,885
    Net realized gain (loss) on investments.............................                   (956,312)                      61,322
                                                                                        ------------               -------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........                91,410,053                   232,541,207
                                                                                        ------------               -------------
DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income-net:
      Class A shares....................................................                (92,295,952)               (226,918,456)
      Class B shares....................................................                    (70,413)                 (5,561,429)
                                                                                        ------------               -------------
          TOTAL DIVIDENDS...............................................                (92,366,365)               (232,479,885)
                                                                                        ------------               -------------
CAPITAL STOCK TRANSACTIONS ($1.00 per share):
    Net proceeds from shares sold:
      Class A shares....................................................                31,741,072,296            57,520,547,392
      Class B shares....................................................                    16,083,958             1,165,069,960
    Dividends reinvested:
      Class A shares....................................................                   18,340,378                 54,890,923
      Class B shares....................................................                       69,835                  5,333,819
    Cost of shares redeemed:
      Class A shares....................................................              (32,868,317,086)           (55,063,997,497)
      Class B shares....................................................                  (10,065,036)              (823,990,020)
                                                                                        ------------               -------------
          INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
            STOCK TRANSACTIONS..........................................              (1,102,815,655)              2,857,854,577
                                                                                        ============               =============
            TOTAL INCREASE (DECREASE) IN NET ASSETS....................     .         (1,103,771,967)               2,857,915,899
NET ASSETS:
    Beginning of year...................................................               3,003,344,173                1,899,572,206
                                                                                        ------------               -------------
    End of year.........................................................           $   1,899,572,206            $  4,757,488,105
                                                                                        ============               =============






See notes to financial statements.

DREYFUS CASH MANAGEMENT PLUS, INC.
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from the Fund's financial statements.

                                                                CLASS A SHARES                                CLASS B SHARES
                                      --------------------------------------------------------------     -----------------------
                                                            YEAR ENDED SEPTEMBER 30,                     YEAR ENDED SEPTEMBER 30,
                                      --------------------------------------------------------------     -----------------------
PER SHARE DATA:                          1991         1992           1993          1994          1995      1994(1)      1995
                                       --------    --------      --------        --------    ---------    --------    --------

    Net asset value,
      beginning of year...........   $  .9999       $  .9999       $1.0000       $1.0000      $  .9995     $1.0000    $  .9997
                                       --------    --------      --------        --------    ---------    --------    --------
    INVESTMENT OPERATIONS:
    Investment income-net.........      .0675          .0431        .0316          .0359        .0571       .0245      .0546
    Net realized gain (loss)
      on investments..............       .-          .0001            .-          (.0005)       .0003      (.0003)     .0003

                                       --------    --------      --------        --------    ---------    --------    --------

      TOTAL FROM
          INVESTMENT OPERATIONS...      .0675        .0432          .0316          .0354        .0574       .0242      .0549
                                       --------    --------      --------        --------    ---------    --------    --------
    DISTRIBUTIONS;
    Dividends from
      investment income--net......      (.0675)    (.0431)        (.0316)          (.0359)      (.0571)    (.0245)   (.0546)
                                       --------    --------      --------        --------    ---------    --------    --------
    Net asset value, end of year..    $  .9999      $1.0000        $1.0000       $  .9995      $  .9998   $  .9997   $1.0000
                                       ========    ========      ========        ========    ========     ========   ========
TOTAL INVESTMENT RETURN...........       6.97%       4.39%           3.20%        3.65%        5.86%       3.61%(2)  5.61%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average
      net assets..................       .20%         .20%          .20%           .20%         .20%       .45%(2)      .45%
    Ratio of net investment income
      to average net assets.......      6.62%        4.36%           3.15%         3.49%      5.81%        4.00%(2)   5.66%
    Decrease reflected in above
      expense ratios due to
       undertaking by the Manager.      .04%          .05%          .04%            .01%       .--          .-          .-
    Net Assets, end of year
      (000's Omitted).............   $1,780,058    $2,300,382    $3,003,344    $1,893,485    $4,404,989    $6,087    $352,499

(1) From January 24, 1994 (commencement of initial offering) to September 30, 1994.
(2) Annualized.


See notes to financial statements.

DREYFUS CASH MANAGEMENT PLUS, INC.
NOTES TO FINANCIAL STATEMENTS
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales load. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00.
    The Fund offers both Class A and Class B shares. Class B shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the two Classes include the services offered to and the expenses borne by each Class and certain voting rights.
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $885,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 1995. The carryover does not include net realized securities losses from November 1, 1994 through September 30, 1995 which are treated, for Federal income tax purposes, as arising in fiscal 1996. If not applied, $22,000 of the carryover expires in fiscal 1997, $3,000 expires in fiscal 1999, $3,000 expires in fiscal 2000, $46,000 expires in fiscal 2002 and $811,000 expires in fiscal 2003.
    At September 30, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS CASH MANAGEMENT PLUS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .20 of 1% of the average daily value of the Fund's net assets and is payable monthly.
    Unless the Manager gives the Fund's investors 90 days notice to the contrary, the Manager and not the Fund, will be liable for Fund expenses (exclusive of taxes, brokerage, interest on borrowings and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) other than the following expenses, which will be borne by the Fund: the management fee, and with respect to the Fund's Class B shares, Rule 12b-1 Service Plan expenses.
    (B) Under the Class B Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund (a) reimburses the Distributor for distributing the Fund's Class B shares and (b) pays the Manager and Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and their affiliates (collectively "Dreyfus") for advertising and marketing relating to the Fund's Class B shares and for providing certain services relating to Class B shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .25 of 1% of the value of the Fund's Class B shares average daily net assets. Both the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's Class B shares owned by the shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Both the Distributor and Dreyfus determine the amounts, if any, to be paid to the Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the year ended September 30, 1995, $245,822 was charged to the Fund pursuant to the Plan.
    (D) Each director who is not an "affiliated person" as defined in the Act receives an annual fee of $3,000 and an attendance fee of $500 per meeting.

DREYFUS CASH MANAGEMENT PLUS, INC.
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
SHAREHOLDERS AND BOARD OF DIRECTORS
DREYFUS CASH MANAGEMENT PLUS, INC.
    We have audited the accompanying statement of assets and liabilities of Dreyfus Cash Management Plus, Inc., including the statement of investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Cash Management Plus, Inc. at September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.
[Ernst and Young LLP signature logo]


New York, New York
November 2, 1995


[Dreyfus lion "d" logo]
DREYFUS CASH MANAGEMENT
PLUS, INC.
200 PARK AVENUE
NEW YORK, NY 10166
MANAGER
THE DREYFUS CORPORATION
200 PARK AVENUE
NEW YORK, NY 10166
CUSTODIAN
THE BANK OF NEW YORK
90 WASHINGTON STREET
NEW YORK, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
THE SHAREHOLDER SERVICES GROUP, INC.
P.O. BOX 9671
PROVIDENCE, RI 02940


Further information is contained
in the Prospectus, which must
precede or accompany this report.











Printed in U.S.A.                        719/671AR959
[Dreyfus logo]
DREYFUS
CASH
MANAGEMENT
PLUS, INC.







ANNUAL REPORT
SEPTEMBER 30, 1995